Shares	12 Months Ended
Dec. 31, 2019
Shares
Shares

Note 15. Shares

Venantius AB, domiciled in Stockholm, Sweden and wholly owned by AB Svensk Exportkredit, was wound down in April 2018. The wind down resulted in a loss amounting to Skr 2 million.

Since March 2018 SEKETT AB is a wholly owned, non-active, subsidiary to AB Svensk Exportkredit with a share capital of Skr 50 thousand.

Shares in subsidaries	December 31, 2019		December 31, 2018
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50